Other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Schedule Other Payables

Other payables as at December 31, 2024 and 2023 are analysed as follows:

	31/12/24	31/12/23
Salaries and wages	6,014	10,491
Social security contributions	5,292	5,285
Vacation accrual	4,499	4,869
Withholding taxes on payroll and on others	1,966	2,902
Advance payment from the Parent’s majority shareholder	—	2,500
Advance payment from the sale of a building (High Point, NC, USA)	3,658	—
Other accounts payable	5,277	5,672
Total	26,706	31,719